Revision	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revision
Revision

Note 3 – Revision

The Company determined that previously issued consolidated financial statements for the year ended December 31, 2023 contained in the Company’s Confidential Draft Registration Statement No. 2 of Form S-1 filed on March 26, 2024 required the recognition of deferred tax liabilities on the accelerated depreciation of property and equipment in the consolidated financial statements. The revision is to properly reflect the tax position of the Company as of December 31, 2023. These revisions had increased the Company’s total liabilities as of December 31, 2023 by $48,156, and decreased the Company’s net income for the year ended December 31, 2023 by $27,292. There is no impact on the consolidated statements of cash flows for the year ended December 31, 2023.

The effects of these items in the Company’s previously issued consolidated balance sheets as of December 31, 2023 are summarized as follows:

	December 31, 2023
	Previously
	Reported	Revisions	Revised
Total non-current liabilities	$790,366	$48,156	$838,522
Total Liabilities	3,454,377	48,156	3,502,533
Total Stockholder’s Equity	1,294,792	(48,156)	1,246,636

The effects of these items in the Company’s previously issued consolidated statements of income and comprehensive income for the year ended December 31, 2023 are summarized as follows:

	Year ended December 31, 2023
	Previously
	Reported	Revisions	Revised
Net Income	$413,420	$(27,292)	$386,128
Comprehensive Income	413,420	(27,292)	386,128
Earnings per common share
Basic and diluted	0.08	(0.01)	0.07

Note 3 – Revision

The Company determined that previously issued consolidated financial statements for the years ended December 31, 2023 and 2022 contained in the Company’s Confidential Draft Registration Statement No. 2 of Form S-1 filed on March 26, 2024 required the recognition of deferred tax liabilities on the accelerated depreciation of property and equipment in the consolidated financial statements. The revision is to properly reflect the tax position of the Company as of December 31, 2023 and 2022. These revisions had increased the Company’s total liabilities as of December 31, 2023 and 2022 by $48,156 and $20,864, respectively, and decreased he Company’s net income for the years ended December 31, 2023 and 2022 by $27,292 and $17,992, respectively, which are not material to our consolidated financial statements. Moreover, there was an increase of total liabilities by $2,872 as an opening effect and decrease of net income by $2,872 for prior year. There is no impact on the consolidated statements of cash flows for the years ended December 31, 2023 and 2022.

The effects of these items in the Company’s previously issued consolidated balance sheets as of December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023
	Previously
	Reported	Revisions	Revised
Total non-current liabilities	$790,366	$48,156	$838,522
Total Liabilities	3,454,377	48,156	3,502,533
Total Stockholder’s Equity	1,294,792	(48,156)	1,246,636

	December 31, 2022
	Previously
	Reported	Revisions	Revised
Total non-current liabilities	$957,330	$20,864	$978,194
Total Liabilities	3,633,621	20,864	3,654,485
Total Stockholder’s Equity	881,372	(20,864)	860,508

The effects of these items in the Company’s previously issued consolidated statements of income and comprehensive income for the years ended December 31, 2023 and 2022 are summarized as follows:

	Year ended December 31, 2023
	Previously
	Reported	Revisions	Revised
Net Income	$413,420	$(27,292)	$386,128
Comprehensive Income	413,420	(27,292)	386,128
Earnings per common share
Basic and diluted	0.08	(0.01)	0.07

	Year ended December 31, 2022
	Previously
	Reported	Revisions	Revised
Net Income	$341,185	$(17,992)	$323,193
Comprehensive Income	341,185	(17,992)	323,193